Prepaid Expenses and Other Current Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance		$ 63,096	$ 61,519
Prepaid fees and rent		151,454	186,407
Deposits and advances		279,870	409,604
Prepaid royalties		724,999	6,250
Other Current Assets		38,863	73,665
Prepaid Expense and Other Assets, Current	$ 1,979,463	$ 1,258,282	$ 737,445